ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable Tables
Accounts receivable
	2017	2016
	$	$

Credit Card Proceeds Receivable	-	5,545
Due From Trading Platform, ANX (Note 8)	297,309	10,319

	297,309	15,864